Expense Example - BlackRock Balanced Capital Portfolio - BlackRock Balanced Capital Portfolio	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	$ 755